Accounts Receivable And Accrued Revenues	12 Months Ended
Dec. 31, 2014
Accounts Receivable And Accrued Revenues [Abstract]
Accounts Receivable And Accrued Revenues

8.Accounts Receivable and Accrued Revenues

As at December 31	2014	2013

Trade Receivables and Accrued Revenue	$1,223	$864
Prepaids	60	53
Deposits and Other	30	77
	1,313	994
Allowance for Doubtful Accounts	(6)	(6)
	$1,307	$988

Trade receivables are non-interest bearing.  In determining the recoverability of trade receivables, the Company considers the age of the outstanding receivable and the credit worthiness of the counterparties.  See Note 23 for further information about credit risk.